Right of use assets and related lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The following is the activity of the "Right of use assets for vessels" starting on January 1, 2022 through December 31, 2023:

In thousands of U.S. Dollars	Vessels	Drydock	Total
Cost
As of January 1, 2023	$798,083	$22,577	$820,660
Transfers to vessels, net (1)	(831,385)	(19,942)	(851,327)
Additions (2)	33,302	—	33,302
Write-offs (3)	—	(2,635)	(2,635)
As of December 31, 2023	—	—	—

Accumulated depreciation and impairment
As of January 1, 2023	(114,902)	(15,932)	(130,834)
Charge for the period	(21,321)	(2,923)	(24,244)
Transfers to vessels, net (1)	136,223	16,220	152,443
Write-offs (3)	—	2,635	2,635
As of December 31, 2023	—	—	—

Net book value
As of December 31, 2023	$—	$—	$—
(1)    Primarily represents the net book value of the 21 vessels for which the purchase options were exercised during the year ended December 31, 2023 and transferred to Vessels and drydock.
(2)    Represents the adjustment to the right of use asset as a result of the remeasurement of the related lease liability upon the commitments to exercise the purchase options.
(3)    Represents the write-offs of fully depreciated notional drydock costs on certain of our vessels.

In thousands of U.S. Dollars	Vessels	Drydock	Total
Cost
As of January 1, 2022	$836,246	$23,562	$859,808
Disposal of vessels (1)	(38,163)	(985)	(39,148)
As of December 31, 2022	798,083	22,577	820,660

Accumulated depreciation and impairment
As of January 1, 2022	(84,221)	(11,562)	(95,783)
Charge for the period	(33,928)	(4,899)	(38,827)
Disposal of vessels (1)	3,247	529	3,776
As of December 31, 2022	(114,902)	(15,932)	(130,834)

Net book value
As of December 31, 2022	$683,181	$6,645	$689,826
(1)    Represents the net book value of one MR vessel (STI Majestic) which was sold during the year ended December 31, 2022. This transaction is described in Note 5 above.
The following table summarizes the payments made for the years ended December 31, 2023 and 2022 relating to lease liabilities accounted for under IFRS 16 - Leases:

	For the year ended December 31,
In thousands of U.S. dollars	2023	2022
Interest expense recognized in consolidated statements of operations	$23,749	$30,420
Principal repayments recognized in consolidated cash flow statements (1)	516,127	79,502
Net decrease (increase) in accrued interest expense	467	(188)
Total payments on lease liabilities under IFRS 16 - Leases	$540,343	$109,734
(1)    Principal repayments during the year ended December 31, 2022 includes the $25.6 million repayment of the lease obligation of one MR vessel (STI Majestic) which was sold during the year ended December 31, 2022. This transaction is described above.